SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues generated from each product
Total net revenues	$ 3,390,393	$ 2,853,078	$ 3,467,626
Solar power products
Revenues generated from each product
Total net revenues	2,551,509	2,573,685	2,303,287
Solar system kits
Revenues generated from each product
Total net revenues	84,598	86,794	93,406
Solar power projects
Revenues generated from each product
Total net revenues	632,256	22,665	557,995
EPC and development services
Revenues generated from each product
Total net revenues	2,925	11,990	385,882
Electricity
Revenues generated from each product
Total net revenues	29,236	68,789	32,059
O&M services
Revenues generated from each product
Total net revenues	6,938	4,128	3,310
Others
Revenues generated from each product
Total net revenues	$ 82,931	$ 85,027	$ 91,687